Submission	Oct. 02, 2024
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-264388
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES